Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2016	December 31, 2015
Cost:
Beginning balance	201,684	-
- Additions	40,778	201,684
Ending balance	242,462	201,684

Accumulated depreciation:
Beginning balance	(1,844)	-
- Additions	(8,509)	(1,844)
Ending balance	(10,353)	(1,844)

Net book value	232,109	199,840